Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Revenue	¥ 717,289	$ 109,480	¥ 509,711	¥ 376,844
Income from operations	89,678	13,688	91,430	57,084
Add: share-based compensation expense	50,120		31,742	37,491
Add: amortization and impairment of intangible assets	12,427	1,896	13,388	10,727
Add: impairment of goodwill	0	$ 0	576	0
Add: fine imposed pursuant to the PRC Anti-monopoly Law	18,228
Add: settlement of U.S. federal class action lawsuit			576	1,679
Core commerce
Revenue	621,146		436,104	323,400
Cloud computing
Revenue	60,120		40,016	24,702
Digital media and entertainment
Revenue	31,186		29,094	24,286
Add: impairment of goodwill			576
Innovation initiatives and others
Revenue	4,837		4,497	4,456
Total segments
Revenue	717,289		509,711	376,844
Income from operations	124,108		103,727	71,963
Add: share-based compensation expense	41,660		27,498	30,788
Add: amortization and impairment of intangible assets	12,203		13,230	10,491
Adjusted EBITA	177,971		144,455	113,242
Total segments | Core commerce
Revenue	621,146		436,104	323,400
Income from operations	158,981		138,631	109,312
Add: share-based compensation expense	24,356		15,427	17,694
Add: amortization and impairment of intangible assets	11,175		11,742	9,161
Adjusted EBITA	¥ 194,512		¥ 165,800	¥ 136,167
Adjusted EBITA margin	31.00%	31.00%	38.00%	42.00%
Total segments | Cloud computing
Revenue	¥ 60,120		¥ 40,016	¥ 24,702
Income from operations	(9,050)		(7,016)	(5,508)
Add: share-based compensation expense	8,861		5,577	4,332
Add: amortization and impairment of intangible assets	23		25	18
Adjusted EBITA	¥ (166)		¥ (1,414)	¥ (1,158)
Adjusted EBITA margin	0.00%	0.00%	(4.00%)	(5.00%)
Total segments | Digital media and entertainment
Revenue	¥ 31,186		¥ 29,094	¥ 24,286
Income from operations	(10,321)		(15,389)	(20,523)
Add: share-based compensation expense	3,281		2,566	3,035
Add: amortization and impairment of intangible assets	922		1,377	1,262
Adjusted EBITA	¥ (6,118)		¥ (11,446)	¥ (16,226)
Adjusted EBITA margin	(20.00%)	(20.00%)	(39.00%)	(67.00%)
Total segments | Innovation initiatives and others
Revenue	¥ 4,837		¥ 4,497	¥ 4,456
Income from operations	(15,502)		(12,499)	(11,318)
Add: share-based compensation expense	5,162		3,928	5,727
Add: amortization and impairment of intangible assets	83		86	50
Adjusted EBITA	¥ (10,257)		¥ (8,485)	¥ (5,541)
Adjusted EBITA margin	(212.00%)	(212.00%)	(189.00%)	(124.00%)
Unallocated
Income from operations	¥ (34,430)		¥ (12,297)	¥ (14,879)
Add: share-based compensation expense	8,460		4,244	6,703
Add: amortization and impairment of intangible assets	224		158	236
Add: fine imposed pursuant to the PRC Anti-monopoly Law	18,228
Add: settlement of U.S. federal class action lawsuit			576	1,679
Adjusted EBITA	¥ (7,518)		¥ (7,319)	¥ (6,261)